Exhibit 99.1
Ocwen Financial Corporation OLIT 2024-HB1 Due Diligence Review

February 6, 2024

This document is protected under the copyright laws of the United States and other countries as an unpublished work. This document contains information that is proprietary and confidential to American Mortgage Consultants, Inc. or its technical alliance partners, which shall not be disclosed outside or duplicated, used, or disclosed in whole or in part for any purpose other than to evaluate American Mortgage Consultants, Inc. Any use or disclosure in whole or in part of this information without the express written permission of American Mortgage Consultants, Inc. is prohibited.

© 2024 American Mortgage Consultants, Inc. (Unpublished). All rights reserved.

Ocwen Financial Corporation, OLIT2024-HB1 Due Diligence

Review Results

Summary

AMC Diligence, LLC (“AMC”) reviewed a population of 860 (the “Original Securitization Population”) Home Equity Conversion Mortgage loans (“HECMs”) and uninsured reverse mortgage loans (“Reverse Loans” and together with the HECMs, the “Mortgage Assets”) owned by (or to be acquired by Ocwen Financial Corporation (“Ocwen” or “Client”). The Mortgage Assets portfolio was at the time of review sub-serviced by PHH Mortgage Corporation (PHH). The securitization review included review of data, documentation and images provided by the sub-servicer, validation of key servicing system data, and confirmation of FHA Mortgage Insurance, as of December 31, 2023 (referred to as the “Cut-off Date”). Due diligence also included an order of Broker Price Opinions (“BPOs”) to gain insight into market value on a sample of properties. It also included current owner title searches retrieved by AMC. The procedures followed during AMC’s review (the “Review”) and the results of the Review are detailed below.

The original sample selection of PHH sub-serviced Mortgage Assets was grossed up by 35% from original statistical sample sizes to preserve levels of statistical significance in the event of drops from the securitization population after due diligence commencement. The original sample selection was reduced, at the request of Ocwen, from 860 Mortgage Assets to 838 Mortgage Assets after sample selections were made and due diligence commenced. The “Final Securitization Population” is 838 Mortgage Assets. The final sample size for the data integrity reviews, is 351 Mortgage Assets. The removals of Mortgage Assets from the original securitization population may have altered the statistical significance of a sample because a portion of the sampled Mortgage Assets were not included in the Final Securitization Population. Exceptions identified within the procedures below reflect Mortgage Assets remaining in the Final Securitization Population as of the date of this report.

Procedures

1.	Based upon the samples from the PHH Subserviced Mortgage Assets, obtain a data tape from Ocwen Financial Corporation, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the below fields in the sub-servicer’s servicing system of record agree to the data tape.
•	MIP Rate
•	Current UPB
•	Current Interest Rate
•	Loan Status
•	Borrower 1 First Name
•	Borrower 1 Last Name
•	Borrower 1 DOB
•	Borrower 2 First Name
•	Borrower 2 Last Name
•	Borrower 2 DOB
•	Current Life Expectancy Set-Aside Amount
•	Property City
•	Property State
•	Property Zip
•	Property Unit Count
•	Property Type
•	Marketable Title Date

MIP Rate

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From a sample of 351 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the MIP Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two (2) loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two (2) loans sampled were excluded from diligence as they were recently acquired and not yet accessible in the servicing system.

Current UPB

From a sample of 351 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the current UPB represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two (2) loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two (2) loans sampled were excluded from diligence as they were recently acquired and not yet accessible in the servicing system.

Current Interest Rate

From a sample of 351 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Current Interest Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two (2) loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two (2) loans sampled were excluded from diligence as they were recently acquired and not yet accessible in the servicing system.

Loan Status

From a sample of 351 Mortgage Assets, AMC reviewed the servicing system screen shots or the servicing system and compared the Loan Status represented in the screenshot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two (2) loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two (2) loans sampled were excluded from diligence as they were recently acquired and not yet accessible in the servicing system.

Borrower 1 First Name

From a sample of 351 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two (2) loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two (2) loans sampled were excluded from diligence as they were recently acquired and not yet accessible in the servicing system.

Borrower 1 Last Name

From a sample of 351 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two (2) loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two (2) loans sampled were excluded from diligence as they were recently acquired and not yet accessible in the servicing system.

Borrower 1 DOB

From a sample of 351 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified two (2) exceptions due to missing documents from the sub-servicer’s system to verify the Borrower 1 DOB. There were two (2) loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two (2) loans sampled were excluded from diligence as they were recently acquired and not yet accessible in the servicing system.

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Borrower 2 First Name

From a sample of 351 Mortgage Assets, AMC identified 133 Mortgage Assets with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 133 Mortgage Assets and compared the Borrower 2 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 Last Name

From a sample of 351 Mortgage Assets, AMC identified 133 Mortgage Assets with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 133 Mortgage Assets and compared the Borrower 2 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 DOB

From a sample of 351 Mortgage Assets, AMC identified 133 Mortgage Assets with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 133 Mortgage Assets and compared the Borrower 2 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified one (1) exception due to missing documents from the sub-servicer’s system to verify the Borrower 2 DOB.

Current Life Expectancy Set-Aside Amount (LESA)

From a sample of 351 Mortgage Assets, AMC identified six (6) Mortgage Assets with a Life Expectancy Set-Aside Amount. There were no exceptions noted.

Property City

From a sample of 351 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Property City represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two (2) loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two (2) loans sampled were excluded from diligence as they were recently acquired and not yet accessible in the servicing system.

Property State

From a sample of 351 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Property State represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two (2) loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two (2) loans sampled were excluded from diligence as they were recently acquired and not yet accessible in the servicing system.

Property Zip

From a sample of 351 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Property Zip represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two (2) loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two (2) loans sampled were excluded from diligence as they were recently acquired and not yet accessible in the servicing system.

Property Unit Count

From a sample of 351 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Property Unit Count represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tap. AMC identified one (1) exception due to missing data from the sub-servicer’s system to verify the Property Unit Count. There were two (2) loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two (2) loans sampled were excluded from diligence as they were recently acquired and not yet accessible in the servicing system.

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Property Type

From a sample of 351 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Property Type represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two (2) loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two (2) loans sampled were excluded from diligence as they were recently acquired and not yet accessible in the servicing system.

Marketable Title Date

From a sample of 351 Mortgage Assets, AMC identified seventeen (17) Mortgage Assets with marketable title dates. AMC reviewed servicing system screenshots or the servicing system for the seventeen (17) Mortgage Assets and compared the marketable title date represented in the screenshot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

b.	If the below fields from the original document of record, HUD’s “HERMIT” system, HUD documents or combination of systems agree with the data tape.
•	Maximum Claim Amount
•	Original Note Rate
•	Margin (for adjustable-rate loans)
•	Index (for adjustable-rate loans)
•	Debenture Interest Rate
•	Closing Date
•	FHA Case Number
•	Called Due Date (inactive loans only)
•	UPB at Called Due Date (inactive loans only)
•	Foreclosure First Legal Date (inactive loans only)

Maximum Claim Amount

From a sample of 351 Mortgage Assets, AMC reviewed HERMIT screen shots from the sub-servicer and compared the Max Claim Amount represented in the screen shot to the data tape provided by Ocwen Financial Corporation. AMC identified seven (7) exceptions due to missing documents as the HERMIT screenshot was not provided for review. There were twenty-three (23) loans in the Final Securitization Population that were not reviewed as the loans were identified as not insured.

Original Note Rate

From a sample of 351 Mortgage Assets, AMC reviewed the original Note provided by Ocwen Financial Corporation. AMC compared the Note Rate represented in the Note to the Note Rate on the data tape provided by Ocwen Financial Corporation. No exceptions were identified. There were two (2) loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two (2) loans sampled were excluded from diligence as they were recently acquired and not yet accessible in the servicing system.

Margin (for adjustable-rate Mortgage Assets)

From a sample of 351 Mortgage Assets, AMC identified 239 Mortgage Assets with adjustable-rate features. AMC reviewed the Original Note provided by Ocwen Financial Corporation for the Mortgage Assets. AMC compared the Margin represented in the Note to the Margin represented in the tape data provided by Ocwen Financial Corporation. No exceptions were identified. There were two (2) loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two (2) loans sampled were excluded from diligence as they were recently acquired and not yet accessible in the servicing system.

Index (for adjustable-rate Mortgage Assets)

From a sample of 351 Mortgage Assets, AMC identified 239 Mortgage Assets with adjustable-rate features. AMC reviewed the Original Note provided by Ocwen Financial Corporation for the Mortgage Assets. AMC compared the Index represented in the Note to the Index represented in the tape data provided by Ocwen Financial

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Corporation. No exceptions were identified. There were two (2) loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two (2) loans sampled were excluded from diligence as they were recently acquired and not yet accessible in the servicing system.

Debenture Interest Rate

From a sample of 351 Mortgage Assets, AMC reviewed HERMIT screen shots from the sub-servicer to determine the endorsement date and looked up the corresponding debenture interest rate to Mortgagee Debenture Interest Rates published by HUD. AMC compared the debenture rate to the tape data. AMC identified seven (7) exceptions due to missing documents as the HERMIT screenshot was not provided for review. There were twenty-three (23) loans in the Final Securitization Population that were not reviewed as the loans were identified as not insured.

Closing Date

From a sample of 351 Mortgage Assets, AMC reviewed HERMIT screen shots or HUD settlement documents from the sub-servicer to determine the closing date recognized by HUD and compared the date to the tape data. AMC compared the Closing Date to the tape data. AMC noted eight (8) exceptions. Amc identified one (1) exception that was due to data discrepancies between the tape data and the HERMIT screen shot from the sub-servicer. AMC identified seven (7) exceptions were due to missing documents as the HERMIT screenshot was not provided for review. There were twenty-three (23) loans in the Final Securitization Population that were not reviewed as the loans were identified as not insured.

FHA Case Number

From a sample of 351 Mortgage Assets, AMC reviewed HERMIT screen shots from the sub-servicer and compared the FHA Case Number represented in the screen shot to the data tape provided by Ocwen Financial Corporation. AMC compared the FHA Case Number to the tape data. AMC identified seven (7) exceptions due to missing documents as the HERMIT screenshot was not provided for review. There were twenty-three (23) loans in the Final Securitization Population that were not reviewed as the loans were identified as not insured.

Called Due Date

From a sample of 351 Mortgage Assets, AMC identified 131 Mortgage Assets with a Called Due Date in the data tape. AMC reviewed a screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee to identify the Called Due Date and compared the dates to the Called Due Date listed in the data tape provided by Ocwen Financial Corporation. AMC noted two (2) exceptions. The two (2) exceptions were due to data discrepancies between the tape data and the screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee. No other exceptions were noted. There were six (6) loans in the Final Securitization Population that were not reviewed as the loans were identified as not insured.

UPB at Called Due Date

From a sample of 351 Mortgage Assets, AMC identified 131 Mortgage Assets with a UPB at Called Due Date in the data tape.  AMC reviewed a screen of the sub-servicer’s system representing the HECM balance history and compared the UPB at the time of the Called Due Date represented in the servicing system to the value represented in the data tape.  No exceptions were identified. There was one (1) loan in the Final Securitization Population that was not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the one (1) loan sampled was excluded from diligence as it was recently acquired and not yet accessible in the servicing system.

Foreclosure First Legal Date

From a sample of 351 Mortgage Assets, AMC identified 98 Mortgage Assets with a Foreclosure First Legal Date. AMC reviewed imaged copies of foreclosure complaints, Notices of Default, and other first legal evidence relevant to the foreclosure action for each of those 98 Mortgage Assets and compared the Foreclosure First Legal Date found therein to the Foreclosure First Legal Date represented in the data tape. AMC identified three (3) exceptions due to missing documents from the sub-servicer’s system. No other exceptions were noted. There was one (1) loan in the Final Securitization Population that was not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the one (1) loan sampled was excluded from diligence as it was recently acquired and not yet accessible in the servicing system.

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2.	Obtain and review FHA reporting from Ocwen Financial Corporation and determine that all Mortgage Assets have FHA insurance coverage.

AMC evaluated FHA coverage on all 838 assets in the Final Securitization Population. AMC identified seven (7) loans that had terminated FHA insurance coverage and three (3) loans that were assigned to HUD. There were fifty-three (53) loans in the Final Securitization Population that were not reviewed as the loans were identified as not insured.

3.	Based upon the Original Securitization Population, obtain a list of Mortgage Assets in due and payable status, and select a statistical sample of Mortgage Assets at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the primary borrower was sixty-two (62) years of age or older at the time of closing based upon documents validating age in the imaging system and provided by Ocwen Financial Corporation.

From a sample of 347 Mortgage Assets in the Final Securitization Population, AMC reviewed imaged HECM loan files to verify a proof of age was provided by the borrower at origination and was available in the imaged loan file and the borrower was sixty-two (62) years of age or older at the time of closing. AMC identified ten (10) exceptions due to missing documentation. No other exceptions were noted.

4.a. Based upon the Original Securitization Population, obtain the most recent valuations report including the date of valuation, type, and amount. Identify a statistical sample size at the 95% confidence level and 5% confidence interval from the population of loans where the most recent valuation is aged greater than 24 months. Randomly select loans from the data tape that meet the aging criteria and order Broker Price Opinions (“BPO’s”). Compare results received versus the most recent valuation product received on the loan.

BPOs for a total of 225 Mortgage Assets were ordered for Mortgage Assets in the Final Securitization Population. The results of all the valuations received have been provided to Ocwen Financial Corporation. There was one (1) loan in the securitization population that did not have the BPO completed. The BPO was cancelled by the vendor due to weather restrictions and was unable to complete the order.

Please note that AMC did not review the BPOs to ascertain the validity of any values and AMC makes no representations or warranties about the underlying value of the property.

4.b. Based upon the Original Securitization Population, obtain the most recent valuations report including date of valuation, type, and amount, and select a statistical sample of Mortgage Assets at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the value and valuation date in the servicing system match those found in the imaged copy valuation.

AMC selected and reviewed 352 of the most recent appraisals or BPOs found in the Final Securitization Population validating the date and amount from the imaged appraisal or BPO to the servicing system data. AMC identified two (2) exceptions due to data discrepancies between the tape data and the valuation product provided from the sub-servicer and four (4) exceptions due to missing documentation from the sub-servicer’s system. No other exceptions were noted.

AMC did not review the appraisal to ascertain the validity of any values. AMC makes no representations or warranties about the underlying value of the property.

4.
5.	Based upon the Original Securitization population, obtain a list of loans with corporate advances and all transaction level detail, identify a statistical sample size at the 95% confidence level and 5%
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confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and:

a.	From such sample, select an individual property preservation transaction for each loan and determine that the transaction has not exceeded a per-event FHA allowance.

AMC identified 249 Mortgage Assets within the sample selection with property preservation advances. AMC randomly selected a single property preservation transaction from the 249 Mortgage Assets. AMC tested the sample of loan-level property preservation fee transactions against allowable limits detailed in HUD Mortgagee letters and Appendix 4 of 4001.1: FHA Single Family Housing Handbook through review of servicing advance history, supporting invoices, FHA over-allowable approvals, and additional details provided by Ocwen Financial Corporations. AMC identified eleven (11) exceptions. Nine (9) exceptions were due to fees being outside of the allowable limit and two (2) exceptions that reflected property preservation advances that were not recoverable by HUD. No other exceptions were noted.

b.	From such sample, select an individual tax or insurance disbursement, review the invoice or other documentation supporting that disbursement, and verify that the amount and coding of the disbursement is accurately represented in the servicing system.

AMC identified 252 Mortgage Assets within the sample selection with a tax or insurance disbursement. AMC randomly selected a single tax or insurance transaction from each of those Mortgage Assets, requested relevant invoice support from Ocwen Financial Corporation verified that the amount and coding of the disbursement is accurately represented in the servicing system. AMC identified twelve (12) exceptions. Six (6) exceptions were due to no documentation being provided to support the advance and the remaining six (6) exceptions were due to data discrepancies. There were no other exceptions noted.

c.	From such sample, select an individual foreclosure, bankruptcy, property preservation, or other non-tax or insurance disbursement, review the invoice or other documentation supporting that disbursement, and verify that the amount and coding of the disbursement is accurately represented in the servicing system.

AMC identified 271 Mortgage Assets within the sample selection with a non-tax or insurance disbursement. AMC randomly selected a single disbursement transaction from each of those Mortgage Assets, requested relevant invoice support from Ocwen Financial Corporation and verified that the amount and coding of the disbursement is accurately represented in the servicing system. AMC identified five (5) exceptions. Three (3) exceptions were due to no documentation being provided to support the advance and the remaining two (2) exceptions were due to data discrepancies. There were no other exceptions noted.

title results

As requested by the Client, either a title review and/or Black Knight lien search was included in AMC’s scope of review on all 838 Mortgage Assets in the Final Securitization Population. 197 Mortgage Assets received a title review utilizing a current owner’s title search and supporting materials provided by Client. 625 Mortgage Assets received a Black Knight Lien Alert report. Sixteen (16) loans did not have a title review completed.

To facilitate the title review on 197 Mortgage Assets, the Client provided AMC with identifying data on the Final Securitization Population. Data provided by the Client, included HECM and servicer identification numbers as well as subject property address, borrower names, origination date, original mortgage loan amount for the subject mortgage and title policies from origination as it relates to the subject mortgage. Using the data provided, AMC ordered a current owner’s title search on these Mortgage Assets through a service provider. Upon receipt and review of the current owner’s title search results, AMC identified whether the title search report revealed any liens and/or judgments which could affect the seniority of the subject mortgage, including potentially superior post origination liens and/or judgments as well as subject mortgage not of record. For the purposes of identifying potentially superior post-origination homeowners’ association (“HOA”) liens, the Client has vetted and approved for use a list of states prepared by outside counsel for which potentially

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superior post origination HOA liens may take priority over the subject mortgage. The states identified by the Client to be super lien states are: AL, AK, CO, CT, DC, DE, FL, HI, IL, MA, MD, MN, MO, NV, NH, NJ, OR, PA, RI, TN, VA, VT, WA, and WV. AMC reviewed the title policies for all liens and/or judgments that were recorded before the recordation of the subject mortgage to determine if any identifiable liens and/or judgments were listed as an exception on Schedule B of the applicable title policies.

SUMMARY (197 Mortgage Assets)

As part of the due diligence services, the Client provided AMC with identifying data on 197 Mortgage Assets in the Securitization Population.  There were fifty-three (53) Mortgage Assets that were determined to have critical findings based on the scope of reviews set forth herein. Sixteen (16) loans did not have a title review completed. Of those sixteen (16) loans, fourteen (14) loans were dropped from the title review due to inactive loan status and two (2) loans were not reviewed within the allotted review time due to the recent acquisition. The results of the review were provided to Ocwen Financial Corporation.

BLACK KNIGHT SUMMARY (625 Mortgage Assets)

As part of the due diligence services, the Client provided AMC with identifying data on 625 Mortgage Assets in the Final Securitization Population and a Black Knight Lien Alert was obtained for these Mortgage Assets. The title evidence obtained indicated that there were no critical exceptions related to lien position on these 625 Mortgage Assets.

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